INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED MARCH 18, 2022 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 27, 2021,
AS PREVIOUSLY SUPPLEMENTED
As of market close on March 18, 2022, Invesco S&P 500® Equal Weight Energy ETF (RYE) is no longer included in the Statement of Additional Information.
Please Retain This Supplement For Future Reference.
P-PS-TRUST I-SAI-SUP 031822